PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

Condensed balance sheets

	As of
	December 31, 2024	June 30, 2025
ASSETS
Amounts due from related parties	2,941	2,684
Investments in subsidiaries	$39,656,197	$35,585,279
Total Assets	$39,659,138	$35,587,963
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 shares issued, 25,555,096 shares outstanding as of December 31, 2024; 40,979,382 shares issued, 26,552,370 shares outstanding as of June 30, 2025 *	$2,556	2,655
Additional paid-in capital *	11,441,712	17,770,394
Retained earnings	31,355,902	20,062,007
Accumulated other comprehensive loss	(3,141,061)	(2,247,122)
Total Shareholders’ Equity	39,659,138	35,587,963
Total Liabilities and Shareholders’ Equity	$39,659,138	$35,587,963

Schedule of condensed statements of comprehensive income

	For the six months ended June 30,
	2024	2025
Share of profit/loss in subsidiaries, net (Note a)	$4,330,267	$(11,293,895)
Income/(loss) before income tax	4,330,267	(11,293,895)
Income tax provision	—	—
Net income/(loss)	4,330,267	(11,293,895)
Other comprehensive (loss) income
Foreign currency translation (loss) income	$(828,730)	$893,939
Comprehensive income/(loss)	$3,501,537	$(10,399,956)

Schedule of condensed statements of cash flows

	For the six months ended June 30,
	2024	2025
Cash flows from operating activities
Net income/(loss)	$4,330,267	$(11,293,895)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income/(loss) in subsidiaries	(4,330,267)	11,293,895
Net cash provided by operating activities	—	—
Cash at beginning of the period	$—	—
Cash at the end of the period	$—	$—